Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	$ 114,647	$ (947,511)	$ 264,207
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	432,899	401,085	390,448
Amortization	272,561	401,355	492,021
Service revenue amortization	217,341	209,774	116,980
Impairment loss	120,407	715,220	37,744
Loss on extinguishment of debt	54,423	25,733	0
Stock-based compensation expense	33,086	4,704	26,346
Debt issuance cost amortization	22,042	23,217	18,347
Deferred income tax provision	(34,494)	(296,265)	(153,649)
Foreign exchange (gain) loss, net	(129,051)	443,977	(101,040)
Gain on sale of Double Down Interactive LLC	0	(51,348)	0
Other non-cash costs, net	29,550	25,768	(142)
Changes in operating assets and liabilities, excluding the effects of disposition and acquisitions:
Trade and other receivables	(54,356)	45,465	(23,758)
Inventories	12,556	51,406	(76,321)
Upfront Italian license fees	(878,055)	(244,698)	(665,260)
Accounts payable	(51,990)	(3,031)	37,062
Other assets and liabilities	(131,940)	(141,463)	(24,931)
Net cash provided by operating activities	29,626	663,388	338,054
Cash flows from investing activities
Capital expenditures	(533,052)	(698,010)	(541,943)
Proceeds from sale of assets	19,243	167,452	185,798
Proceeds from sale of Double Down Interactive LLC, net of cash divested	0	823,788	0
Other	2,272	2,336	16,704
Net cash (used in) provided by investing activities	(511,537)	295,566	(339,441)
Cash flows from financing activities
Principal payments on long-term debt	(1,899,888)	(1,754,259)	(357,513)
Dividends paid	(163,236)	(162,528)	(161,179)
Dividends paid - non-controlling interests	(126,926)	(50,601)	(32,717)
Return of capital - non-controlling interests	(85,121)	(52,352)	(35,407)
Payments in connection with the extinguishment of debt	(49,976)	(38,832)	0
Debt issuance costs paid	(17,033)	(16,378)	(10,825)
Net receipts from (payments of) financial liabilities	7,123	(150)	30,595
Net proceeds from short-term borrowings	34,822	0	0
Capital increase - non-controlling interests	321,584	41,011	40,771
Proceeds from long-term debt	1,687,761	1,762,270	0
Return of capital	0	(32,039)
Dividend paid	0	(7,307)
Capital increase - redeemable non-controlling interests	0	107,457	215,684
Other	(20,655)	(43,264)	(1,548)
Net cash used in financing activities	(311,545)	(246,972)	(312,139)
Net (decrease) increase in cash and cash equivalents, and restricted cash and cash equivalents	(793,456)	711,982	(313,526)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(197)	52,132	9,654
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	1,305,430	541,316	845,188
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period	511,777	1,305,430	541,316
Supplemental Cash Flow Information
Interest paid	(445,698)	(417,110)	(450,655)
Income taxes paid	(239,831)	(296,386)	(183,278)
Capital expenditures	(51,805)	(62,858)	(76,174)
Non-cash investing activities, net	(51,805)	(62,858)	(76,174)
Dividends declared - non-controlling interests	0	(12,588)	(12,696)
Non-cash financing activities, net	$ 0	$ (12,588)	$ (12,696)